Loan Servicing Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Servicing Assets And Liabilities Fair Value [Line Items]
Gain on sale of borrower loans	$ 11,431	$ 3,637	$ 14,151
Loss from fair value warrants	(60,122)	0	0
Prosper Funding LLC
Servicing Assets And Liabilities Fair Value [Line Items]
Gain on sale of borrower loans	$ (48,691)	3,637	14,151
Prosper Funding LLC | Minimum
Servicing Assets And Liabilities Fair Value [Line Items]
Borrower loans original maturity term	3 years
Prosper Funding LLC | Maximum
Servicing Assets And Liabilities Fair Value [Line Items]
Borrower loans original maturity term	5 years
Borrower Loans
Servicing Assets And Liabilities Fair Value [Line Items]
Outstanding principal	$ 3,700,000	$ 3,500,000
Fixed interest rate, Minimum	5.31%	5.32%
Fixed interest rate, Maximum	35.52%	35.52%
Contractually specified servicing fees, late charges and ancillary fees	$ 39,000	$ 38,900	22,100
Borrower Loans | Minimum
Servicing Assets And Liabilities Fair Value [Line Items]
Borrower loans original maturity term	36 months	36 months
Borrower Loans | Maximum
Servicing Assets And Liabilities Fair Value [Line Items]
Borrower loans original maturity term	60 months	60 months
Borrower Loans | Prosper Funding LLC
Servicing Assets And Liabilities Fair Value [Line Items]
Outstanding principal	$ 3,700,000	$ 3,400,000
Fixed interest rate, Minimum	5.31%	5.32%
Fixed interest rate, Maximum	35.52%	35.52%
Contractually specified servicing fees, late charges and ancillary fees	$ 38,500	$ 38,200	20,400
Borrower Loans | Prosper Funding LLC | Minimum
Servicing Assets And Liabilities Fair Value [Line Items]
Borrower loans original maturity term	36 months	36 months
Borrower Loans | Prosper Funding LLC | Maximum
Servicing Assets And Liabilities Fair Value [Line Items]
Borrower loans original maturity term	60 months	60 months
Borrower Loans
Servicing Assets And Liabilities Fair Value [Line Items]
Gain on sale of borrower loans		$ 3,600	14,200
Borrower Loans | Prosper Funding LLC
Servicing Assets And Liabilities Fair Value [Line Items]
Gain on sale of borrower loans	$ (48,700)	$ 3,600	$ 14,200